Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Commissions, related party	$ 151,526	$ 201,642
Vessel operating expenses, related party	59,220	70,037
General and administrative expenses, related party	500,000	500,000
Interest and other financing costs, related party	$ 50,000	$ 99,726